Income Tax Expense - Reconciliation of Tax on Profit Before Taxation and the Tax using the Corporate Income Tax Rate in the PRC Applicable to the Group (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Profit before income tax expense	¥ 213,277	¥ 158,203	¥ 56,073
Tax calculated at a tax rate of 25%	53,319	39,551	14,018
Tax return true-up	(910)	(256)	256
Effect of income taxes from international operations different from taxes at the PRC statutory tax rate	7,857	2,692	1,522
Effect of preferential tax rate	(14,197)	(8,603)	(1,312)
Tax effect of income not subject to tax	(7,347)	(10,305)	(3,612)
Tax effect of expenses not deductible for tax purposes	9,241	15,789	5,455
Tax effect of temporary differences and losses not recognized as deferred tax assets	1,332	4,639	6,261
Income tax expense	¥ 49,295	¥ 43,507	¥ 22,588